SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net cash provided by operating activities	$ 182,193	$ (91,237)	$ 1,375,286	$ (1,525,198)
Net cash provided by investing activities	(4,195)	(2,995)	(229,465)	(4,059,716)
Net cash provided by financing activities	$ (327,234)	$ 148,291	(856,787)	5,911,628
Cash At The Beginning Of Period			326,714
Net Cash Increase For Period			289,035	326,714
Cash At End Of Period			$ 615,749	$ 326,714